Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 6,711,327	$ 8,002,024
Restricted cash	1,587,268	2,797,569
Trade accounts receivable, net	8,433,076	6,740,606
Other receivables	1,112,856	2,127,266
Prepaid expenses	474,488	243,380
Inventories	2,097,083	4,117,663
Derivative assets, current	120,675	196,627
Assets held for sale	2,789,715	0
Total current assets	23,326,488	24,225,135
Long-term assets
Advances for vessels under construction	7,188,614	0
Property, Plant, and Equipment, Net	185,465,570	203,528,116
Derivative assets, noncurrent	144,523	0
Restricted cash	3,610,000	3,300,000
Total assets	219,735,195	231,053,251
Current liabilities
Long-term bank loans, current portion	11,810,351	17,804,553
Trade accounts payable	2,668,490	3,146,931
Accrued expenses	3,854,066	2,320,606
Derivative liabilities, current	0	1,287,720
Deferred revenues	247,294	346,838
Total current liabilities	18,761,215	25,484,190
Long-term bank loans, net of current portion	95,381,535	86,123,063
Derivative liabilities, noncurrent	0	17,769
Total long-term liabilities	95,381,535	86,140,832
Total liabilities	114,142,750	111,625,022
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,832,417 and 2,826,697 issued and outstanding, respectively)	28,266	28,324
Additional paid-in capital	67,751,242	68,069,724
Retained earnings	28,958,375	41,564,249
Total shareholders’ equity attributable to EuroDry Ltd. shareholders	96,737,883	109,662,297
Non-controlling interest	8,854,562	9,765,932
Total shareholders’ equity	105,592,445	119,428,229
Total liabilities and shareholders’ equity	219,735,195	231,053,251
Related Party [Member]
Current liabilities
Due to related companies	$ 181,014	$ 577,542